Document and Entity Information	Apr. 30, 2019
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2019
Registrant Name	MFS SERIES TRUST XIII
Central Index Key	0000356349
Amendment Flag	false
Document Creation Date	Apr. 30, 2019
Document Effective Date	Apr. 30, 2019
Prospectus Date	Jun. 28, 2018
MFS® Diversified Income Fund | A
Prospectus:
Trading Symbol	DIFAX
MFS® Diversified Income Fund | C
Prospectus:
Trading Symbol	DIFCX
MFS® Diversified Income Fund | I
Prospectus:
Trading Symbol	DIFIX
MFS® Diversified Income Fund | R1
Prospectus:
Trading Symbol	DIFDX
MFS® Diversified Income Fund | R2
Prospectus:
Trading Symbol	DIFEX
MFS® Diversified Income Fund | R3
Prospectus:
Trading Symbol	DIFFX
MFS® Diversified Income Fund | R4
Prospectus:
Trading Symbol	DIFGX
MFS® Diversified Income Fund | R6
Prospectus:
Trading Symbol	DIFHX